Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Capital Requirements [Abstract]
Summary of Actual Capital Amounts and Ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2020 and 2019, for Trustco Bank:

	As of December 31, 2020		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$539,897	9.378%	5.000%	4.000%
Common equity Tier 1 capital	539,897	18.646	6.500	7.000
Tier 1 risk-based capital	539,897	18.646	8.000	8.500
Total risk-based capital	576,257	19.902	10.000	10.500

	As of December 31, 2019		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$516,775	9.940%	5.000%	4.000%
Common equity Tier 1 capital	516,775	18.412	6.500	7.000
Tier 1 risk-based capital	516,775	18.412	8.000	8.500
Total risk-based capital	551,975	19.666	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2020 and 2019 for TrustCo on a consolidated basis.

	As of December 31, 2020		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$555,672	9.650%	4.000%
Common equity Tier 1 capital	555,672	19.187	7.000
Tier 1 risk-based capital	555,672	19.187	8.500
Total risk-based capital	592,040	20.443	10.500

	As of December 31, 2019		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$533,243	10.254%	4.000%
Common equity Tier 1 capital	533,243	18.988	7.000
Tier 1 risk-based capital	533,243	18.988	8.500
Total risk-based capital	568,463	20.242	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2)	The December 31, 2020 and 2019 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.